Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.24%
Florida: 0.84%
Industrial development revenue: 0.84%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (ACA Insured)	5.50%	10-1-2030	$1,000,000	$ 1,001,752
Guam: 0.92%
Airport revenue: 0.50%
Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	605,624
Tax revenue: 0.42%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	500,000	501,369
				1,106,993
Illinois: 0.26%
Miscellaneous revenue: 0.26%
Chicago IL Special Assessment Improvement Bonds Refunding Series 2022	2.27	12-1-2024	315,000	310,223
New Jersey: 0.28%
Tax revenue: 0.28%
New Jersey COVID-19 Emergency Series A	5.00	6-1-2027	300,000	337,065
Pennsylvania: 94.94%
Airport revenue: 3.25%
Allegheny County PA Airport Authority Pittsburgh International Airport Series A	5.00	1-1-2051	1,500,000	1,669,356
Philadelphia PA Airport Refunding Bond AMT Series A	5.00	6-15-2030	1,500,000	1,607,082
Philadelphia PA Airport Revenue Refunding Bonds Series 2015A	5.00	6-15-2026	580,000	624,399
				3,900,837
Education revenue: 23.49%
Allegheny County PA Higher Education Building Authority Duquesne University Series A	4.00	3-1-2040	1,500,000	1,596,523
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	750,000	804,555
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,237,383
Chester County PA IDA Collegium Charter School Project Refunding Bond Series A	5.00	10-15-2022	375,000	379,748
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	1,061,551
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	375,000	381,407
Cumberland County PA Municipal Authority Revenue Bonds Series 2016	5.00	5-1-2032	940,000	1,032,532
Delaware County PA Neumann University Bond	5.00	10-1-2039	250,000	276,657
Huntingdon County PA AICUP Financing Program	5.00	10-1-2051	2,000,000	2,178,167
Latrobe PA IDA Seton Hall University	4.00	3-1-2051	800,000	759,261
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2032	675,000	724,733
See accompanying notes to portfolio of investments

Allspring Pennsylvania Tax-Free Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Lehigh County PA IDA Seven Generations Charter School	4.00%	5-1-2051	$ 750,000	$ 684,956
Montgomery County PA Higher Education & Health Authority Arcadia University Refunding Bond	5.00	4-1-2030	1,500,000	1,594,819
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2041	450,000	465,026
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2046	225,000	233,417
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2051	825,000	853,375
Northeastern Pennsylvania Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,092,162
Pennsylvania HEFAR Temple University First Series	5.00	4-1-2032	1,000,000	1,000,000
Pennsylvania Public School Building Authority Northampton County Area Community College Project Series A (BAM Insured)	5.00	6-15-2027	1,610,000	1,622,830
Pennsylvania State University Refunding Bond Series B	5.00	9-1-2034	2,175,000	2,422,380
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,087,948
Philadelphia PA IDA Charter School Philadelphia Performing Arts 144A	5.00	6-15-2029	220,000	238,997
Philadelphia PA IDA Charter School Philadelphia Performing Arts 144A	5.00	6-15-2030	145,000	156,848
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	259,402
Philadelphia PA IDA La Salle University	5.00	5-1-2036	1,355,000	1,388,031
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,048,927
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,079,500
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,288,048
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2032	330,000	354,293
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2033	315,000	337,527
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2034	550,000	588,521
				28,229,524
GO revenue: 20.09%
Allegheny County PA Series C-78	4.00	11-1-2049	1,000,000	1,068,512
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2035	250,000	275,173
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2036	350,000	384,905
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2037	350,000	383,418
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2038	250,000	273,486
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,228,084
Coatesville PA Area School District CAB Series C (BAM Insured) ¤	0.00	10-1-2033	1,000,000	654,229
Downingtown PA Area School District Series C	5.00	8-1-2032	1,000,000	1,119,746
Erie PA City School District Limited Tax Series A (AGM Insured)	5.00	4-1-2034	515,000	589,772
North Allegheny PA School District	5.00	5-1-2030	100,000	118,560
North Eastern Pennsylvania School District	5.00	5-1-2031	290,000	342,886
Oil City PA Series A (AGM Insured)	4.00	12-1-2039	315,000	338,513
Oil City PA Series A (AGM Insured)	4.00	12-1-2040	250,000	268,281
Oil City PA Series A (AGM Insured)	4.00	12-1-2041	250,000	267,940
Oil City PA Series A (AGM Insured)	4.00	12-1-2042	200,000	214,126
Parkland PA School District Series A	4.00	2-1-2029	300,000	331,872
Parkland PA School District Series B	4.00	2-1-2036	650,000	709,698
Penn-Delco School District	4.00	6-1-2045	1,000,000	1,047,139
Pequea Valley School District	4.00	5-15-2049	750,000	800,463
See accompanying notes to portfolio of investments

2  |  Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Philadelphia PA Refunding Bond Series A	5.25%	7-15-2033	$1,500,000	$ 1,588,950
Philadelphia PA School District Refunding Bond Series A (AGM / FGIC Insured)	5.00	6-1-2024	1,385,000	1,466,508
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,396,937
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,392,364
Pittsburgh PA (BAM Insured)	5.00	9-1-2030	500,000	536,308
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,548,960
Reading PA School District Series A (AGM Insured)	5.00	2-1-2033	1,500,000	1,612,797
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,117,424
West Shore PA School District	5.00	11-15-2048	1,500,000	1,677,973
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2027	100,000	112,322
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2028	120,000	137,167
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2029	50,000	58,189
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2030	70,000	81,684
				24,144,386
Health revenue: 20.51%
Allegheny County PA Hospital Development Authority Allegheny Health Network	4.00	4-1-2044	1,810,000	1,890,514
Allegheny County PA Hospital Development Authority Health Center Series B (NPFGC Insured)	6.00	7-1-2027	1,800,000	2,135,572
Berks County PA IDA Tower Health Project	5.00	11-1-2037	930,000	968,408
Bucks County PA IDA St. Lukes University Health Network	4.00	8-15-2050	400,000	423,185
Cumberland County PA Municipal Authority	5.00	1-1-2028	265,000	285,570
Cumberland County PA Municipal Authority Revenue Bonds Lutheran Social Ministeries 2015	5.00	1-1-2028	640,000	689,679
Cumberland County PA Municipal Authority Revenue Bonds Lutheran Social Ministeries 2015	5.00	1-1-2028	1,185,000	1,262,660
Dauphin County PA General Authority Pinnacle Health System Project	5.00	6-1-2042	500,000	502,859
Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,106,006
Doylestown PA Hospital Authority Doylestown Hospital Series A	5.00	7-1-2049	250,000	271,222
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	487,785
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	406,140
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	1,040,082
Lancaster County PA Hospital Authority St. Annes Retirement Community Incorporated	5.00	3-1-2045	500,000	532,146
Montgomery County PA Higher Education and Health Authority Thomas Jefferson University Revenue Bonds Series 2022B	5.00	5-1-2052	1,000,000	1,144,902
Montgomery County PA IDA ACTS Retirement Life Communities	5.00	11-15-2045	1,000,000	1,117,995
Montgomery County PA IDA Jefferson Health System Series A	5.00	10-1-2027	1,000,000	1,000,000
Montgomery County PA IDA Waverly Heights Limited Project	5.00	12-1-2044	1,000,000	1,092,047
Northampton County PA St. Luke's Hospital of Bethlehem Series A	5.00	8-15-2033	1,435,000	1,498,019
Pennsylvania EDFA Series A	5.00	10-15-2035	645,000	761,787
See accompanying notes to portfolio of investments

Allspring Pennsylvania Tax-Free Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Pennsylvania EDFA Series A	5.00%	10-15-2036	$ 800,000	$ 943,799
Pennsylvania EDFA Series A-1	4.00	4-15-2037	700,000	747,988
Pennsylvania Higher Educational University of Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,678,907
The Hospitals and Higher Education Facilities Authority of Philadelphia Revenue Bonds Series 2022 (AGM Insured) %%	5.00	7-1-2037	1,000,000	1,157,786
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2022	70,000	70,801
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2023	75,000	77,176
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2041	370,000	387,446
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2046	525,000	544,085
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	400,000	423,227
				24,647,793
Housing revenue: 1.29%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	562,851
Pennsylvania HFA Special Limited Obligation Multifamily Development Bonds Series 2022 (Department of Housing and Urban Development Insured) øø	1.25	2-1-2025	1,000,000	984,153
				1,547,004
Industrial development revenue: 0.47%
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond	5.00	5-1-2042	500,000	561,308
Miscellaneous revenue: 15.15%
Delaware County PA Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,600,739
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	1,000,000	1,053,434
Delaware Valley PA Regional Finance Authority Local Government Series A (Ambac Insured)	5.50	8-1-2028	2,000,000	2,344,993
Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,126,924
Pennsylvania Commonwealth Financing Authority Refunding Bond Series B	5.00	6-1-2031	250,000	301,691
Pennsylvania Commonwealth Financing Authority Series B	5.00	6-1-2026	1,000,000	1,006,478
Pennsylvania EDFA Sewage Sludge Disposal Refunding Bond Philadelphia Bioslides Facility	4.00	1-1-2030	400,000	422,078
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (NPFGC Insured) ¤	0.00	12-1-2022	1,200,000	1,185,543
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (NPFGC Insured) ¤	0.00	12-1-2023	3,790,000	3,644,460
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	617,269
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	877,494
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	386,784
See accompanying notes to portfolio of investments

4  |  Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A	5.00%	12-1-2028	$2,500,000	$ 2,749,227
Philadelphia PA Industrial Philadelphia Museum of Art Energy Saving Program Series A	5.00	2-15-2038	785,000	892,152
				18,209,266
Transportation revenue: 6.15%
Delaware River PA Joint Toll Bridge Commission	5.00	7-1-2042	580,000	650,113
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,119,014
Pennsylvania Turnpike Commission Series A-2	5.00	12-1-2048	2,000,000	2,252,006
Pennsylvania Turnpike Commission Subordinate Bond Series A	5.50	12-1-2042	3,000,000	3,374,234
				7,395,367
Water & sewer revenue: 4.54%
Capital Region Pennsylvania Water & Sewer System Refunding Bond	5.00	7-15-2037	1,000,000	1,129,472
Lehigh County PA General Purpose Authority CAB Allentown Project ¤	0.00	12-1-2030	2,000,000	1,513,585
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project øø	2.45	12-1-2039	500,000	503,291
Philadelphia PA Water & Wastewater Refunding Bond Series A	5.00	10-1-2038	2,000,000	2,307,791
				5,454,139
				114,089,624
Total Municipal obligations (Cost $115,566,543)				116,845,657

		Yield	Shares
Short-term investments: 0.56%
Investment companies: 0.56%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.30	672,999	673,336
Total Short-term investments (Cost $673,321)				673,336
Total investments in securities (Cost $116,239,864)	97.80%			117,518,993
Other assets and liabilities, net	2.20			2,647,004
Total net assets	100.00%			$120,165,997

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

Allspring Pennsylvania Tax-Free Fund  |  5

Portfolio of investments—March 31, 2022 (unaudited)

Abbreviations:
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corporation
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$2,172,436	$27,847,919	$(29,347,731)	$697	$15	$673,336	672,999	$669
See accompanying notes to portfolio of investments

6  |  Allspring Pennsylvania Tax-Free Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$116,845,657	$0	$116,845,657
Short-term investments
Investment companies	673,336	0	0	673,336
Total assets	$673,336	$116,845,657	$0	$117,518,993
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Pennsylvania Tax-Free Fund  |  7